Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, DC 20006
Telephone 202.822.9611
Fax 202.822.0140
www.stradley.com

Cillian M. Lynch, Esq.

202.419.8416

clynch@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 033-20673

1940 Act File No. 811-05514

September 17, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Wilmington Funds (the “Registrant” or “Trust”)

File Nos. 033-20673 and 811-05514

Rule 485(a) filing

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 159/160 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of this Amendment is to make certain changes to the name, principal investment strategies, principal risks, and subadvisory portfolio management of the Wilmington Enhanced Dividend Income Strategy Fund (Formerly, the Wilmington Diversified Income Fund), a series of the Registrant (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

The Amendment does not affect the prospectuses or statements of additional information of any of the Registrant’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jessica D. Burt, Esq. at (202) 419-8409.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esq.

A Pennsylvania Limited Liability Partnership